Income Taxes (Details)	12 Months Ended
Jan. 31, 2024 USD ($)
Income Taxes [Line Items]
Deferred tax asset	$ 15,800,000
Tax effect valuation allowance	$ 1,151,916
Minimum [Member]
Income Taxes [Line Items]
Percentage of corporate rate	34.00%
Maximum [Member]
Income Taxes [Line Items]
Percentage of corporate rate	21.00%